Equity Incentive Plan	6 Months Ended
Jun. 30, 2026
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.	Equity Incentive Plan:

For further details regarding the Equity Incentive Plan and 2025 Equity Incentive Plan , please refer to Note 13 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

As of June 30, 2026, the Company maintains an Equity Incentive Plan and 2025 Equity Incentive Plan under which the Company’s board of directors has made and may make awards of certain securities of the Company or cash to directors, officers and employees (including any prospective director, officer or employee) of the Company and/or its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider) the Company and its subsidiaries and affiliates. As of June 30, 2026, the Company had 600,000 remaining restricted shares available for awards under the 2025 Equity Incentive Plan.

The stock-based compensation cost for the non-vested shares under the Equity Incentive Plan and 2025 Equity Incentive Plan for the six months ended June 30, 2025 and 2026 amounted to $1,769,877 and $3,257,648, respectively, and is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

A summary of the status of the Company’s non-vested restricted shares as of June 30, 2026, and the movement during the six months ended June 30, 2026, is presented below:
	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, December 31, 2025	3,240,000	$5.81
Vested	(260,000)	$4.57
Non-vested, June 30, 2026	2,980,000	5.92

For the six months ended June 30, 2026, 260,000 restricted common shares vested. The remaining unrecognized compensation cost relating to the shares granted amounted to $5,483,193 as of June 30, 2026, is expected to be recognized over the remaining period of two years, according to the contractual terms of those non-vested share awards.